GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 36.3%
Aerospace & Defense – 0.5%
49,052	L3Harris Technologies, Inc.	$ 11,771,008

Banks – 3.7%
441,300	Bank of America Corp.	14,920,353
426,136	BNP Paribas SA ADR	10,124,991
194,779	JPMorgan Chase & Co.	22,469,706
78,479	M&T Bank Corp.	13,926,099
1,525,574	Nordea Bank Abp ADR	15,026,904
231,324	Truist Financial Corp.	11,674,922

		88,142,975

Beverages – 0.5%
59,762	Coca-Cola Europacific Partners PLC	3,234,320
135,661	The Coca-Cola Co.	8,705,366

		11,939,686

Biotechnology – 0.6%
27,359	Amgen, Inc.	6,770,532
114,027	Gilead Sciences, Inc.	6,813,113

		13,583,645

Capital Markets – 0.9%
12,814	BlackRock, Inc.	8,574,872
89,849	Morgan Stanley	7,574,271
58,226	Singapore Exchange Ltd. ADR	6,288,408

		22,437,551

Chemicals – 0.8%
34,632	Air Products & Chemicals, Inc.	8,596,701
37,761	Linde PLC	11,403,822

		20,000,523

Commercial Services & Supplies – 0.6%
100,536	Republic Services, Inc. Class A	13,940,322

Communications Equipment – 0.8%
294,684	Cisco Systems, Inc.	13,369,813
35,606	Intelsat Emergence SA	896,096
152,955	Juniper Networks, Inc.	4,287,329

		18,553,238

Construction & Engineering – 0.3%
278,862	Vinci SA ADR	6,667,590

Consumer Finance – 0.3%
52,963	American Express Co.	8,157,361

Containers & Packaging – 0.2%
106,557	International Paper Co.	4,557,443

Diversified Telecommunication Services – 0.6%
795,278	AT&T, Inc.	14,935,321

Electric Utilities – 1.3%
1,665,132	Enel SpA ADR	8,254,059
188,055	NextEra Energy, Inc.	15,888,767

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
89,077	Xcel Energy, Inc.	$ 6,518,655

		30,661,481

Electrical Equipment – 1.3%
96,723	Eaton Corp. PLC	14,352,726
618,227	Schneider Electric SE ADR	17,093,977

		31,446,703

Electronic Equipment, Instruments & Components – 0.3%
53,620	TE Connectivity Ltd.	7,170,603

Energy Equipment & Services* – 0.1%
89,078	Noble Corp.	2,672,340

Entertainment – 0.2%
31,832	Electronic Arts, Inc.	4,177,313

Equity Real Estate Investment Trusts (REITs) – 2.0%
48,215	Alexandria Real Estate Equities, Inc.	7,993,083
43,720	American Tower Corp.	11,840,688
38,342	AvalonBay Communities, Inc.	8,202,887
112,993	Healthpeak Properties, Inc.	3,121,997
177,602	Hudson Pacific Properties, Inc.	2,671,134
51,256	Regency Centers Corp.	3,302,424
202,598	Ventas, Inc.	10,895,720

		48,027,933

Food & Staples Retailing – 0.5%
91,954	Walmart, Inc.	12,142,526

Food Products – 1.2%
74,980	Archer-Daniels-Midland Co.	6,206,095
122,926	General Mills, Inc.	9,193,635
104,241	Nestle SA ADR	12,807,049

		28,206,779

Health Care Equipment & Supplies – 1.2%
77,301	Abbott Laboratories	8,413,441
148,791	Medtronic PLC	13,766,143
51,556	Zimmer Biomet Holdings, Inc.	5,691,267

		27,870,851

Health Care Providers & Services – 1.0%
144,673	CVS Health Corp.	13,842,313
20,533	UnitedHealth Group, Inc.	11,135,867

		24,978,180

Hotels, Restaurants & Leisure – 1.0%
46,185	McDonald’s Corp.	12,163,743
41,673	Starbucks Corp.	3,533,037
61,663	Yum! Brands, Inc.	7,556,184

		23,252,964

Household Products – 0.5%
31,654	The Clorox Co.	4,489,803
58,372	The Procter & Gamble Co.	8,108,455

		12,598,258

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.4%
54,444	Honeywell International, Inc.	$ 10,478,292

Insurance – 1.9%
56,339	Chubb Ltd.	10,627,789
52,563	Marsh & McLennan Cos., Inc.	8,618,229
173,390	MetLife, Inc.	10,966,917
347,214	Zurich Insurance Group AG ADR	15,166,308

		45,379,243

IT Services – 1.2%
22,939	Accenture PLC Class A	7,025,298
62,990	Cognizant Technology Solutions Corp. Class A	4,280,800
81,953	Fidelity National Information Services, Inc.	8,372,318
72,812	International Business Machines Corp.	9,523,082

		29,201,498

Machinery – 1.1%
33,037	Caterpillar, Inc.	6,549,585
37,656	Cummins, Inc.	8,333,650
50,008	Illinois Tool Works, Inc.	10,389,662

		25,272,897

Media – 0.4%
194,739	Bright Pattern Holding Co.(a)	1,947
157,444	Comcast Corp. Class A	5,907,299
83,332	The New York Times Co.	2,662,458

		8,571,704

Metals & Mining – 0.5%
176,982	Rio Tinto PLC ADR	10,801,211

Multi-Utilities – 1.5%
99,640	Ameren Corp.	9,278,477
121,977	CMS Energy Corp.	8,383,479
118,494	National Grid PLC ADR	8,248,367
53,223	Sempra Energy	8,824,374

		34,734,697

Multiline Retail – 0.3%
42,418	Target Corp.	6,930,253

Oil, Gas & Consumable Fuels – 2.7%
1,000	Chesapeake Energy Corp.	94,170
139,828	ConocoPhillips	13,623,442
185,358	Devon Energy Corp.	11,649,751
127,341	Exxon Mobil Corp.	12,343,163
40,063	Pioneer Natural Resources Co.	9,492,928
298,827	Shell PLC ADR	15,951,385
86,915	Summit Midstream Partners LP*	1,299,379

		64,454,218

Pharmaceuticals – 3.5%
146,497	AstraZeneca PLC ADR	9,702,496
301,184	Bristol-Myers Squibb Co.	22,221,356

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
48,378	Eli Lilly & Co.	$ 15,949,743
137,095	Johnson & Johnson	23,925,819
127,641	Novartis AG ADR	10,955,427

		82,754,841

Road & Rail – 0.3%
31,109	Norfolk Southern Corp.	7,813,648

Semiconductors & Semiconductor Equipment – 1.0%
25,171	KLA Corp.	9,654,085
129,601	Marvell Technology, Inc.	7,216,184
40,055	Texas Instruments, Inc.	7,165,439

		24,035,708

Software – 0.3%
194,739	Aspect Software, Inc.(a)	1,947
28,632	Microsoft Corp.	8,038,148

		8,040,095

Specialty Retail – 0.4%
21,424	Advance Auto Parts, Inc.	4,148,115
55,489	Ross Stores, Inc.	4,509,036

		8,657,151

Technology Hardware, Storage & Peripherals – 0.1%
44,428	NetApp, Inc.	3,169,049

Water Utilities – 0.3%
46,013	American Water Works Co., Inc.	7,152,261

TOTAL COMMON STOCKS (Cost $726,035,574)		$ 865,339,360

Shares	Dividend Rate	Value

Preferred Stocks(b) – 0.4%
Capital Markets(c) – 0.2%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 4,861,649

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	1,063,724

Insurance(c) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	4.601	3,164,678

TOTAL PREFERRED STOCKS (Cost $8,780,988)		$ 9,090,051

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 42.7%
Advertising(b)(d) – 0.1%
CMG Media Corp.
$2,850,000	8.875%		12/15/27	$ 2,279,857

Aerospace & Defense(b) – 0.8%
Bombardier, Inc.(d)
900,000	7.500		12/01/24	881,415
998,000	7.500		03/15/25	978,888
Spirit AeroSystems, Inc.
6,285,000	4.600		06/15/28	5,252,878
The Boeing Co.
3,432,000	5.150		05/01/30	3,462,133
1,652,000	5.805		05/01/50	1,639,296
TransDigm, Inc.
3,300,000	5.500		11/15/27	3,113,484
315,000	4.625		01/15/29	283,374
266,000	4.875		05/01/29	238,099
Triumph Group, Inc.
2,885,000	7.750		08/15/25	2,475,503

				18,325,070

Agriculture – 0.3%
BAT Capital Corp.(b)
10,000,000	4.390		08/15/37	8,269,300
MHP SE(e)
270,000	7.750		05/10/24	121,500

				8,390,800

Airlines – 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
522,000	5.500		04/20/26	514,838
1,717,000	5.750		04/20/29	1,644,130
Azul Investments LLP(b)
200,000	5.875		10/26/24	134,000
200,000	7.250	(d)	06/15/26	132,500
Delta Air Lines, Inc.(b)
3,600,000	7.375		01/15/26	3,780,900
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(b)(d)
2,155,000	5.750		01/20/26	2,098,604

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines – (continued)
United Airlines, Inc.(b)(d)
$1,625,000	4.375%		04/15/26	$ 1,564,469
2,080,000	4.625		04/15/29	1,917,115

				11,786,556

Automotive – 1.4%
BorgWarner, Inc.(d)
2,000,000	5.000		10/01/25	2,037,920
Clarios Global LP/Clarios U.S. Finance Co.(b)(d)
1,850,000	8.500		05/15/27	1,866,076
Dana, Inc.(b)
2,075,000	4.250		09/01/30	1,746,673
Dealer Tire LLC/DT Issuer LLC(b)(d)
5,637,000	8.000		02/01/28	5,070,932
Ford Motor Co.(b)
3,726,000	3.250		02/12/32	3,108,490
Ford Motor Credit Co. LLC(b)
400,000	4.687		06/09/25	396,916
4,260,000	3.375		11/13/25	4,064,509
3,111,000	4.950		05/28/27	3,056,340
1,640,000	3.815		11/02/27	1,504,536
General Motors Co.(b)
3,000,000	6.600		04/01/36	3,163,320
General Motors Financial Co., Inc.(b)
1,975,000	5.650		01/17/29	2,014,599
4,100,000	3.100		01/12/32	3,430,019
Real Hero Merger Sub 2, Inc.(b)(d)
360,000	6.250		02/01/29	291,708
Wheel Pros, Inc.(b)(d)
1,420,000	6.500		05/15/29	1,026,788

				32,778,826

Banks – 3.1%
Absa Group Ltd.(b)(c) (5 year CMT + 5.411%)
460,000	6.375		12/31/99	418,399
Access Bank PLC
400,000	6.125	(d)	09/21/26	294,450
(5 year CMT + 8.070%)
460,000	9.125	(b)(c)	12/31/99	324,300
Alfa Bank AO Via Alfa Bond Issuance PLC(a)(b)(c)(e) (5 year CMT + 4.546%)
360,000	5.950		04/15/30	—

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco BBVA Peru SA(b)(c) (5 year CMT + 2.750%)
$190,000	5.250%		09/22/29	$ 182,495
Banco Continental SAECA
720,000	2.750		12/10/25	623,385
Banco Davivienda SA(b)(c)(d) (10 year CMT + 5.097%)
220,000	6.650		12/31/99	163,598
Banco de Bogota SA
330,000	6.250		05/12/26	312,428
Banco do Brasil SA(b)(c) (10 Year CMT + 4.398%)
200,000	6.250		10/29/49	176,600
Banco Industrial SA(b)(c)(d) (5 Year CMT + 4.442%)
930,000	4.875		01/29/31	864,900
Banco Mercantil del Norte SA(b)(c)
(5 year CMT + 4.643%)
340,000	5.875	(d)	12/31/99	282,370
(5 year CMT + 4.967%)
690,000	6.750		12/31/99	649,592
Banco Santander SA
2,000,000	3.490		05/28/30	1,802,760
Bancolombia SA(b)(c) (5 year CMT + 2.929%)
330,000	4.875		10/18/27	301,967
Bank Hapoalim BM(b)(c)(d) (5 year CMT + 2.155%)
460,000	3.255		01/21/32	397,900
Bank Leumi Le-Israel BM(b)(c)(d) (5 Year CMT + 1.631%)
710,000	3.275		01/29/31	633,009
Bank of America Corp. Series AA(b)(c) (3M USD LIBOR + 3.898%)
4,000,000	6.100		12/29/49	4,042,800
BBVA Bancomer SA(b)(c) (5 Year CMT + 2.650%)
530,000	5.125		01/18/33	458,450
BNP Paribas SA(d)
2,700,000	4.375		05/12/26	2,684,718
BPCE SA(d)
4,150,000	4.625		09/12/28	4,068,535
Citigroup, Inc.(b)(c)
(3M USD LIBOR + 4.230%)
1,325,000	5.900		12/29/49	1,319,263
(SOFR + 3.914%)
900,000	4.412		03/31/31	891,036
Citigroup, Inc. Series T(b)(c) (3M USD LIBOR + 4.517%)
1,890,000	6.250		12/29/49	1,928,235
Credit Bank of Moscow Via CBOM Finance PLC
260,000	4.700	(d)	01/29/25	52,000
(5 Year USD Swap + 5.416%)
280,000	7.500	(b)(c)	10/05/27	28,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG(b)(d)
$1,726,000	4.282%		01/09/28	$ 1,607,493
(5 Year USD Swap + 4.598%)
1,702,000	7.500	(c)	12/29/49	1,680,214
Deutsche Bank AG(b)(c)
(5 Year CMT + 4.524%)
800,000	6.000		12/31/99	692,000
(SOFR + 1.718%)
3,275,000	3.035		05/28/32	2,684,517
First Bank of Nigeria Ltd. Via FBN Finance Co. BV(d)
200,000	8.625		10/27/25	190,725
Freedom Mortgage Corp.(b)(d)
3,225,000	7.625		05/01/26	2,667,139
2,610,000	6.625		01/15/27	2,006,281
Grupo Aval Ltd.(b)
580,000	4.375		02/04/30	458,200
ING Groep NV(b)(c) (5 Year USD Swap + 4.446%)
5,000,000	6.500		12/29/49	4,913,800
Intesa Sanpaolo SpA(d)
8,000,000	5.017		06/26/24	7,723,600
Ipoteka-Bank ATIB
450,000	5.500		11/19/25	389,250
Itau Unibanco Holding SA(b)(c) (5 Year CMT + 3.981%)
500,000	6.125		12/31/99	484,000
JPMorgan Chase & Co.(b)(c)(SOFR + 2.515%)
441,000	2.956		05/13/31	393,985
JPMorgan Chase & Co. Series I(b)(c) (3M LIBOR + 3.470%)
1,325,000	6.276		12/29/49	1,319,024
JPMorgan Chase & Co. Series U(b)(c) (3M USD LIBOR + 3.330%)
4,000,000	6.125		12/31/49	3,977,280
Natwest Group PLC
2,975,000	6.000		12/19/23	3,029,234
NBK Tier 1 Financing 2 Ltd.(b)(c) (6 Year USD Swap + 2.832%)
790,000	4.500		12/31/99	736,329
Standard Chartered PLC(b)(c)(d) (5 Year CMT + 3.805%)
4,255,000	4.750		12/31/99	3,419,190
The Bank of New York Mellon Corp. Series G(b)(c) (5 Year CMT + 4.358%)
2,000,000	4.700		12/31/99	1,996,440
The PNC Financial Services Group, Inc. Series U(b)(c) (5 year CMT + 3.000%)
2,000,000	6.000		12/31/99	2,008,840
Tinkoff Bank JSC Via TCS Finance Ltd.(b)(c)(d) (5 year CMT + 5.150%)
200,000	6.000		12/31/49	54,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp. Series Q(b)(c) (10 Year CMT + 4.349%)
$2,237,000	5.100%		12/31/99	$ 2,162,150
Turkiye Vakiflar Bankasi TAO
200,000	6.000		11/01/22	197,788
UBS Group AG(b)(c) (5 Year USD Swap + 4.590%)
4,000,000	6.875		12/29/49	4,087,040
UniCredit SpA(b)(c)(d) (5 Year CMT + 4.750%)
1,525,000	5.459		06/30/35	1,264,118
United Bank for Africa PLC
200,000	6.750		11/19/26	172,413
Uzbek Industrial and Construction Bank ATB
600,000	5.750		12/02/24	539,363
Yapi ve Kredi Bankasi A/S(b)(c) (5 Year USD Swap + 11.245%)
260,000	13.875		12/31/99	263,461

				74,019,064

Beverages(b) – 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS(d)
420,000	3.375		06/29/28	282,135
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,050,000	4.700		02/01/36	8,269,846
Anheuser-Busch InBev Worldwide, Inc.
2,100,000	4.750		01/23/29	2,211,342
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL(d)
200,000	5.250		04/27/29	187,176
Constellation Brands, Inc.
2,275,000	2.875		05/01/30	2,057,032
3,975,000	2.250		08/01/31	3,377,160
Keurig Dr Pepper, Inc.
1,055,000	3.200		05/01/30	985,159
308,000	3.800		05/01/50	259,422

				17,629,272

Building Materials(b) – 0.5%
Builders FirstSource, Inc.(d)
1,800,000	5.000		03/01/30	1,676,970
Cemex SAB de CV
200,000	7.375		06/05/27	202,000
(5 year CMT + 4.534%)
470,000	5.125	(c)(d)	12/31/99	392,450
CP Atlas Buyer, Inc.(d)
2,160,000	7.000		12/01/28	1,700,179

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(b) – (continued)
GCC SAB de CV(d)
$450,000	3.614%	04/20/32	$ 375,694
Masonite International Corp.(d)
2,075,000	5.375	02/01/28	2,029,059
Standard Industries, Inc.(d)
1,880,000	4.375	07/15/30	1,637,894
Standard Industries, Inc.(d)
4,054,000	3.375	01/15/31	3,305,632

			11,319,878

Chemicals – 0.9%
Air Products & Chemicals, Inc.(b)
200,000	2.800	05/15/50	158,852
Ashland LLC(b)(d)
3,225,000	3.375	09/01/31	2,759,858
ASP Unifrax Holdings, Inc.(b)(d)
775,000	5.250	09/30/28	650,233
Axalta Coating Systems LLC(b)(d)
3,100,000	3.375	02/15/29	2,713,368
Braskem Netherlands Finance BV
220,000	4.500	01/31/30	199,925
Herens Holdco S.a.r.l.(b)(d)
1,795,000	4.750	05/15/28	1,481,754
INEOS Quattro Finance 2 PLC(b)(d)
780,000	3.375	01/15/26	687,188
Ingevity Corp.(b)(d)
1,305,000	3.875	11/01/28	1,157,209
Minerals Technologies, Inc.(b)(d)
1,695,000	5.000	07/01/28	1,556,095
OCP SA(b)
640,000	5.125	06/23/51	455,720
Rayonier AM Products, Inc.(b)(d)
281,000	7.625	01/15/26	251,481
Sasol Financing USA LLC(b)
280,000	4.375	09/18/26	258,265
510,000	5.500	03/18/31	415,745
SPCM SA(b)(d)
740,000	3.125	03/15/27	630,865
925,000	3.375	03/15/30	744,079
The Chemours Co.(b)(d)
4,560,000	4.625	11/15/29	4,001,081

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Valvoline, Inc.(b)(d)
	$885,000	3.625%	06/15/31	$ 733,568
WR Grace Holdings LLC(b)(d)
	1,855,000	5.625	08/15/29	1,564,618

				20,419,904

Commercial Services – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(d)
	2,557,000	6.625	07/15/26	2,480,034
	1,700,000	6.000	06/01/29	1,321,172
APi Escrow Corp.(b)(d)
	575,000	4.750	10/15/29	482,362
APi Group DE, Inc.(b)(d)
	5,193,000	4.125	07/15/29	4,325,769
APX Group, Inc.(b)(d)
	4,286,000	5.750	07/15/29	3,601,783
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)(d)
	1,605,000	5.375	03/01/29	1,462,669
HealthEquity, Inc.(b)(d)
	1,058,000	4.500	10/01/29	981,877
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS(b)(d)
	200,000	9.500	07/10/36	164,413
Mersin Uluslararasi Liman Isletmeciligi A/S(b)
	460,000	5.375	11/15/24	414,661
Metis Merger Sub LLC(b)(d)
	717,000	6.500	05/15/29	609,758
NESCO Holdings II, Inc.(b)(d)
	3,083,000	5.500	04/15/29	2,699,752
North Queensland Export Terminal Pty Ltd.
	200,000	4.450	12/15/22	193,862
Rent-A-Center, Inc.(b)(d)
	850,000	6.375	02/15/29	684,276
Sabre Global, Inc.(b)(d)
	2,405,000	9.250	04/15/25	2,446,462
Techem Verwaltungsgesellschaft 674 MBH(b)
EUR	668,190	6.000	07/30/26	631,643
The ADT Security Corp.(b)(d)
	$4,387,000	4.125	08/01/29	3,933,296
The Bidvest Group UK PLC(b)(d)
	470,000	3.625	09/23/26	419,123

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Verisure Holding AB(b)(d)
EUR	725,000	3.250%		02/15/27	$ 649,726
Verisure Midholding AB(b)
	1,450,000	5.250		02/15/29	1,244,797
	800,000	5.250	(d)	02/15/29	686,785

					29,434,220

Commercial Services & Supplies – 0.0%
Chesapeake Energy Corp.
	$2,000,000	5.500		09/15/26	38,740

Computers(b) – 0.6%
Booz Allen Hamilton, Inc.(d)
	2,513,000	3.875		09/01/28	2,383,857
Dell International LLC/EMC Corp.
	2,699,000	8.100		07/15/36	3,298,583
Hewlett Packard Enterprise Co.
	3,000,000	6.200		10/15/35	3,288,330
KBR, Inc.(d)
	1,161,000	4.750		09/30/28	1,048,127
Presidio Holdings, Inc.(d)
	2,095,000	8.250		02/01/28	1,969,090
Unisys Corp.(d)
	1,060,000	6.875		11/01/27	1,000,121
Virtusa Corp.(d)
	2,371,000	7.125		12/15/28	1,884,637

					14,872,745

Distribution & Wholesale – 0.3%
American Builders & Contractors Supply Co., Inc.(b)(d)
	2,760,000	3.875		11/15/29	2,359,883
Avient Corp.
	1,725,000	7.125		08/01/30	1,781,028
BCPE Empire Holdings, Inc.(b)(d)
	2,446,000	7.625		05/01/27	2,132,618
IAA, Inc.(b)(d)
	750,000	5.500		06/15/27	749,588

					7,023,117

Diversified Financial Services – 2.9%
AerCap Holdings NV(b)(c) (5 Year CMT + 4.535%)
	1,825,000	5.875		10/10/79	1,626,403

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(b)
$3,625,000	3.000%		10/29/28	$ 3,169,156
Air Lease Corp.(b)
2,750,000	3.750		06/01/26	2,636,260
Ally Financial, Inc.
4,000,000	8.000		11/01/31	4,525,600
Ally Financial, Inc. Series C(b)(c) (7 year CMT + 3.481%)
3,415,000	4.700		12/31/99	2,697,850
Aviation Capital Group LLC(b)(d)
800,000	1.950		01/30/26	701,592
Avolon Holdings Funding Ltd.(b)(d)
3,450,000	5.250		05/15/24	3,410,256
1,927,000	2.528		11/18/27	1,594,689
B3 SA - Brasil Bolsa Balcao(d)
290,000	4.125		09/20/31	242,929
Castlelake Aviation Finance DAC(b)(d)
2,420,000	5.000		04/15/27	2,030,646
Coinbase Global, Inc.(b)(d)
2,234,000	3.375		10/01/28	1,446,426
Global Aircraft Leasing Co. Ltd.(b)(d)(f) (PIK 7.250%, Cash 6.500%)
1,879,174	6.500		09/15/24	1,446,663
Intercorp Financial Services, Inc., Series I(b)
340,000	4.125		10/19/27	301,283
Jefferies Finance LLC/JFIN Co-Issuer Corp.(b)(d)
3,829,000	5.000		08/15/28	3,207,362
LD Holdings Group LLC(b)(d)
1,910,000	6.500		11/01/25	1,250,572
Midcap Financial Issuer Trust(b)(d)
2,567,000	6.500		05/01/28	2,356,352
810,000	5.625		01/15/30	655,241
Nationstar Mortgage Holdings, Inc.(b)(d)
2,651,000	5.500		08/15/28	2,326,677
Navient Corp.
3,000,000	5.500		01/25/23	3,015,660
4,388,000	5.500	(b)	03/15/29	3,766,177
NFP Corp.(b)(d)
3,360,000	6.875		08/15/28	2,946,720
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,560,829
1,643,000	4.000	(b)	09/15/30	1,301,092

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(b)(d)
$1,365,000	6.375%	02/01/27	$ 1,315,218
Raymond James Financial, Inc.(b)
900,000	4.650	04/01/30	920,610
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)(d)
2,305,000	2.875	10/15/26	2,034,162
2,390,000	4.000	10/15/33	1,933,749
The Charles Schwab Corp. Series E(b)(c) (3M USD LIBOR + 3.315%)
2,195,000	4.895	12/29/49	2,158,431
The Charles Schwab Corp. Series G(b)(c) (5 Year CMT + 4.971%)
2,250,000	5.375	12/31/99	2,282,175
The Charles Schwab Corp. Series I(b)(c) (5 year CMT + 3.168%)
2,875,000	4.000	12/31/99	2,601,875
United Wholesale Mortgage LLC(b)(d)
3,195,000	5.500	04/15/29	2,739,968
Universe Trek Ltd.(g)
200,000	0.000	06/15/26	181,124
VistaJet Malta Finance PLC/XO Management Holding, Inc.(b)(d)
1,230,000	7.875	05/01/27	1,133,507
3,525,000	6.375	02/01/30	3,072,919

			68,590,173

Electrical – 0.7%
AES Panama Generation Holdings SRL(b)
460,000	4.375	05/31/30	376,424
Calpine Corp.(b)(d)
4,215,000	3.750	03/01/31	3,746,587
Cikarang Listrindo Tbk PT(b)
520,000	4.950	09/14/26	476,710
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
200,000	5.375	12/30/30	135,544
Eskom Holdings SOC Ltd.
430,000	7.125	02/11/25	400,115
Lamar Funding Ltd.
470,000	3.958	05/07/25	449,819
LLPL Capital Pte Ltd.
400,982	6.875	02/04/39	377,750
Minejesa Capital B.V.
260,000	4.625	08/10/30	234,029
Mong Duong Finance Holdings BV
530,000	5.125	05/07/29	430,724

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(b)
$2,800,000	3.750	%(d)	06/15/24	$ 2,739,520
115,000	5.750		01/15/28	110,762
448,000	3.375	(d)	02/15/29	387,095
Pacific Gas & Electric Co.(b)
1,470,000	3.500		08/01/50	1,038,423
Pike Corp.(b)(d)
2,420,000	5.500		09/01/28	2,072,319
Sempra Energy(b)(c) (5 Year CMT + 4.550%)
3,335,000	4.875		12/31/99	3,238,885

				16,214,706

Electrical Components & Equipment(b)(d) – 0.1%
WESCO Distribution, Inc.
1,473,000	7.250		06/15/28	1,536,206

Electronics(b)(d) – 0.3%
II-VI, Inc.
1,225,000	5.000		12/15/29	1,176,355
Imola Merger Corp.
6,867,000	4.750		05/15/29	6,421,263
TTM Technologies, Inc.
799,000	4.000		03/01/29	699,109

				8,296,727

Engineering & Construction – 0.4%
Aeropuertos Dominicanos Siglo XXI SA(b)
630,000	6.750		03/30/29	576,844
Arcosa, Inc.(b)(d)
1,221,000	4.375		04/15/29	1,090,670
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(b)(d)
950,000	4.050		04/27/26	807,500
Dycom Industries, Inc.(b)(d)
2,764,000	4.500		04/15/29	2,536,606
Global Infrastructure Solutions, Inc.(b)(d)
4,435,000	5.625		06/01/29	3,504,182
IHS Holding Ltd.(b)(d)
200,000	5.625		11/29/26	165,850
200,000	6.250		11/29/28	163,000
International Airport Finance SA(b)
197,647	12.000		03/15/33	181,588

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction – (continued)
Mexico City Airport Trust
$320,000	5.500%	10/31/46	$ 240,000

			9,266,240

Entertainment(b)(d) – 0.9%
Allen Media LLC/Allen Media Co-Issuer, Inc.
1,575,000	10.500	02/15/28	772,002
Banijay Entertainment SASU
1,800,000	5.375	03/01/25	1,715,922
Boyne USA, Inc.
1,275,000	4.750	05/15/29	1,194,420
Lions Gate Capital Holdings LLC
2,540,000	5.500	04/15/29	2,115,160
Magallanes, Inc.
4,775,000	4.279	03/15/32	4,455,027
Motion Bondco DAC
3,250,000	6.625	11/15/27	2,599,740
Penn National Gaming, Inc.
3,067,000	4.125	07/01/29	2,550,946
Scientific Games International, Inc.
500,000	7.000	05/15/28	507,735
SeaWorld Parks & Entertainment, Inc.
4,880,000	5.250	08/15/29	4,381,069
Six Flags Entertainment Corp.
1,854,000	5.500	04/15/27	1,761,430

			22,053,451

Environmental(b) – 0.6%
Covanta Holding Corp.
670,000	5.000	09/01/30	586,565
GFL Environmental, Inc.(d)
730,000	5.125	12/15/26	734,563
6,980,000	4.000	08/01/28	6,294,424
Madison IAQ LLC(d)
4,294,000	4.125	06/30/28	3,802,766
485,000	5.875	06/30/29	377,345
Stericycle, Inc.(d)
1,950,000	5.375	07/15/24	1,943,623

			13,739,286

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Finance Bonds(b)(d) – 0.0%
Global Infrastructure Solutions, Inc.
	$1,390,000	7.500%	04/15/32	$ 1,070,342

Food & Drug Retailing(b) – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(d)
	2,595,000	4.625	01/15/27	2,463,070
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
	1,995,000	5.875	02/15/28	1,942,551
	502,000	4.875	02/15/30	459,169
Bellis Acquisition Co. PLC(d)
GBP	475,000	3.250	02/16/26	471,088
H-Food Holdings LLC/Hearthside Finance Co., Inc.(d)
	$2,820,000	8.500	06/01/26	1,865,092
Kraft Heinz Foods Co.
	2,303,000	5.000	07/15/35	2,345,790
	2,592,000	4.375	06/01/46	2,283,034
Performance Food Group, Inc.(d)
	1,150,000	5.500	10/15/27	1,137,108
Post Holdings, Inc.(d)
	5,984,000	4.625	04/15/30	5,356,458
US Foods, Inc.(d)
	2,690,000	4.750	02/15/29	2,524,861
	1,020,000	4.625	06/01/30	935,218

				21,783,439

Forest Products & Paper(b)(d) – 0.0%
Glatfelter Corp.
	670,000	4.750	11/15/29	456,511

Gaming(b) – 0.1%
MGM Resorts International
	1,832,000	4.750	10/15/28	1,659,242

Gas(b) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
	4,125,000	5.875	08/20/26	4,177,388
China Oil & Gas Group Ltd.
	102,857	5.500	01/25/23	100,369

				4,277,757

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(b) – 1.3%
CAB SELAS(d)
EUR	1,175,000	3.375%	02/01/28	$ 1,048,141
Catalent Pharma Solutions, Inc.(d)
	$1,005,000	3.125	02/15/29	890,772
	840,000	3.500	04/01/30	751,372
Chrome Holdco SASU(d)
EUR	2,100,000	5.000	05/31/29	1,695,580
CHS/Community Health Systems, Inc.(d)
	$1,540,000	6.125	04/01/30	827,781
	2,170,000	4.750	02/15/31	1,748,065
DaVita, Inc.(d)
	7,070,000	3.750	02/15/31	5,408,762
Encompass Health Corp.
	1,200,000	4.500	02/01/28	1,109,772
HCA, Inc.
	250,000	5.875	02/15/26	258,490
Laboratoire Eimer Selas(d)
EUR	500,000	5.000	02/01/29	393,801
LifePoint Health, Inc.(d)
	$2,635,000	5.375	01/15/29	2,037,329
Medline Borrower LP(d)
	3,270,000	3.875	04/01/29	2,952,319
	2,285,000	5.250	10/01/29	2,064,475
Molina Healthcare, Inc.(d)
	1,893,000	3.875	05/15/32	1,738,664
Pediatrix Medical Group, Inc.(d)
	725,000	5.375	02/15/30	668,841
Rede D’or Finance S.a.r.l.
	370,000	4.500	01/22/30	316,813
Select Medical Corp.(d)
	1,700,000	6.250	08/15/26	1,700,986
Tenet Healthcare Corp.(d)
	2,000,000	6.250	02/01/27	2,019,580
	3,289,000	6.125	06/15/30	3,324,916

				30,956,459

Holding Companies-Diversified(b) – 0.0%
KOC Holding A/S
	700,000	6.500	03/11/25	632,537

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(b)(d)
$1,642,000	4.875%	02/15/30	$ 1,280,251
Century Communities, Inc.(b)(d)
4,550,000	3.875	08/15/29	3,893,298
Installed Building Products, Inc.(b)(d)
800,000	5.750	02/01/28	731,832
KB Home(b)
1,805,000	7.250	07/15/30	1,813,772
LGI Homes, Inc.(b)(d)
3,698,000	4.000	07/15/29	3,047,892
PulteGroup, Inc.
3,000,000	7.875	06/15/32	3,497,580
Taylor Morrison Communities, Inc.(b)(d)
1,301,000	5.125	08/01/30	1,190,168

			15,454,793

Home Furnishings(b)(d) – 0.1%
Tempur Sealy International, Inc.
1,515,000	3.875	10/15/31	1,229,226

Household Products(b) – 0.1%
Central Garden & Pet Co.
1,380,000	4.125	10/15/30	1,209,156
Spectrum Brands, Inc.
108,000	5.750	07/15/25	107,904

			1,317,060

Housewares(b) – 0.3%
CD&R Smokey Buyer, Inc.(d)
1,094,000	6.750	07/15/25	1,030,658
Newell Brands, Inc.
1,380,000	5.750	04/01/46	1,181,473
SWF Escrow Issuer Corp.(d)
3,255,000	6.500	10/01/29	2,309,911
The Scotts Miracle-Gro Co.
3,702,000	4.000	04/01/31	3,052,928
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950	03/14/26	466,168

			8,041,138

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc.(b)(d)
$1,550,000	10.125%		08/01/26	$ 1,570,785
2,230,000	4.250		02/15/29	1,977,386
2,490,000	6.000		08/01/29	2,074,967
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(d)
1,666,000	6.750		10/15/27	1,580,851
American International Group, Inc.(b)
2,250,000	3.400		06/30/30	2,123,527
BroadStreet Partners, Inc.(b)(d)
2,940,000	5.875		04/15/29	2,541,895
Fidelity & Guaranty Life Holdings, Inc.(b)(d)
2,850,000	5.500		05/01/25	2,927,007
HUB International Ltd.(b)(d)
1,760,000	7.000		05/01/26	1,736,962
Prudential Financial, Inc.(b)(c) (3M USD LIBOR + 4.175%)
1,325,000	5.875		09/15/42	1,323,874
Sagicor Financial Co. Ltd.(b)(d)
200,000	5.300		05/13/28	185,500
Transatlantic Holdings, Inc.
75,000	8.000		11/30/39	98,565
USI, Inc.(b)(d)
1,850,000	6.875		05/01/25	1,810,983

				19,952,302

Internet – 1.7%
Booking Holdings, Inc.(b)
2,850,000	4.625		04/13/30	2,938,806
Endurance International Group Holdings, Inc.(b)(d)
4,173,000	6.000		02/15/29	3,072,622
Expedia Group, Inc.(b)
1,160,000	6.250	(d)	05/01/25	1,205,379
1,382,000	4.625		08/01/27	1,365,029
3,425,000	3.250		02/15/30	2,955,501
Getty Images, Inc.(b)(d)
3,720,000	9.750		03/01/27	3,541,849
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)(d)
1,305,000	5.250		12/01/27	1,276,916
GrubHub Holdings, Inc.(b)(d)
3,400,000	5.500		07/01/27	2,332,604
ION Trading Technologies Sarl(b)(d)
1,868,000	5.750		05/15/28	1,515,228

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Match Group Holdings II LLC(b)(d)
	$2,103,000	3.625%		10/01/31	$ 1,783,281
NortonLifeLock, Inc.(b)(d)
	4,000,000	5.000		04/15/25	3,984,920
Twitter, Inc.(b)(d)
	3,735,000	5.000		03/01/30	3,618,842
Uber Technologies, Inc.(b)(d)
	3,200,000	7.500		05/15/25	3,278,048
	1,800,000	6.250		01/15/28	1,771,380
	4,090,000	4.500		08/15/29	3,654,906
United Group B.V.(b)(d)
EUR	1,225,000	4.625		08/15/28	1,005,248
Vnet Group, Inc.(g)
	$300,000	0.000		02/01/26	241,539

					39,542,098

Investment Companies – 0.2%
Huarong Finance 2017 Co. Ltd.
	200,000	4.250		11/07/27	164,912
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(b)
	5,743,000	4.375		02/01/29	5,171,744

					5,336,656

Iron/Steel – 0.2%
CAP SA(b)(d)
	200,000	3.900		04/27/31	156,000
Cleveland-Cliffs, Inc.(b)
	2,250,000	5.875		06/01/27	2,242,170
	1,620,000	4.875	(d)	03/01/31	1,504,267
Metinvest BV(b)
	200,000	7.750		04/23/23	94,000
	200,000	8.500		04/23/26	77,025
Samarco Mineracao SA(e)
	400,000	4.125		11/01/22	235,950
Vale Overseas Ltd.(b)
	460,000	3.750		07/08/30	418,600

					4,728,012

Leisure Time – 0.2%
NCL Corp. Ltd.(b)(d)
	3,550,000	3.625		12/15/24	3,068,301

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
Royal Caribbean Cruises Ltd.
	$955,000	5.250%	11/15/22	$ 948,305
TUI Cruises GmbH(b)(d)
EUR	1,100,000	6.500	05/15/26	876,919

				4,893,525

Lodging(b)(d) – 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
	$3,795,000	5.000	06/01/29	3,361,687
Marriott Ownership Resorts, Inc.
	710,000	4.500	06/15/29	616,386
Travel + Leisure Co.
	598,000	6.625	07/31/26	607,712

				4,585,785

Machinery - Construction & Mining(b)(d) – 0.1%
BWX Technologies, Inc.
	1,023,000	4.125	06/30/28	970,684
Vertiv Group Corp.
	2,956,000	4.125	11/15/28	2,620,523

				3,591,207

Machinery-Diversified(b)(d) – 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC
	588,000	7.750	04/15/26	527,307
TK Elevator Holdco GmbH
	4,509,000	7.625	07/15/28	4,078,616

				4,605,923

Media – 3.7%
Altice Financing SA(b)(d)
	1,848,000	5.000	01/15/28	1,620,493
EUR	2,975,000	4.250	08/15/29	2,618,867
AMC Networks, Inc.(b)
	$1,800,000	4.750	08/01/25	1,728,990
Cable Onda SA(b)
	450,000	4.500	01/30/30	401,063
CCO Holdings LLC/CCO Holdings Capital Corp.(b)(d)
	4,980,000	4.750	03/01/30	4,529,708
	4,800,000	4.750	02/01/32	4,237,680
	6,580,000	4.250	01/15/34	5,443,766

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
$12,000,000	6.384%		10/23/35	$ 12,602,400
Comcast Corp.(b)
2,827,000	2.800		01/15/51	2,095,994
CSC Holdings LLC(b)(d)
2,298,000	4.625		12/01/30	1,747,146
5,372,000	5.000		11/15/31	4,042,752
Cumulus Media New Holdings, Inc.(b)(d)
2,421,000	6.750		07/01/26	2,165,246
Diamond Sports Group LLC/Diamond Sports Finance Co.(b)(d)
3,345,000	6.625		08/15/27	312,891
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(b)(d)
5,980,000	5.875		08/15/27	5,586,994
DISH DBS Corp.
1,720,000	5.250	(b)(d)	12/01/26	1,473,713
1,700,000	7.375	(b)	07/01/28	1,210,587
4,195,000	5.125		06/01/29	2,747,222
Gray Television, Inc.(b)(d)
3,125,000	7.000		05/15/27	3,144,625
iHeartCommunications, Inc.(b)
4,605,000	8.375		05/01/27	4,118,528
550,000	4.750	(d)	01/15/28	494,549
LCPR Senior Secured Financing DAC(b)(d)
3,156,000	5.125		07/15/29	2,763,204
News Corp.(b)(d)
2,470,000	3.875		05/15/29	2,280,650
Nexstar Media, Inc.(b)(d)
1,500,000	5.625		07/15/27	1,500,390
Scripps Escrow II, Inc.(b)(d)
1,305,000	5.375		01/15/31	1,105,426
Scripps Escrow, Inc.(b)(d)
1,050,000	5.875		07/15/27	1,002,393
Sinclair Television Group, Inc.(b)(d)
1,210,000	5.125		02/15/27	1,083,543
Sirius XM Radio, Inc.(b)(d)
820,000	3.125		09/01/26	772,096
5,020,000	4.000		07/15/28	4,662,074
2,260,000	3.875		09/01/31	1,939,148

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
TEGNA, Inc.(b)
	$2,300,000	4.625%	03/15/28	$ 2,248,963
Townsquare Media, Inc.(b)(d)
	2,038,000	6.875	02/01/26	1,865,178
Urban One, Inc.(b)(d)
	1,690,000	7.375	02/01/28	1,428,557
Ziggo B.V.(b)(d)
	1,628,000	4.875	01/15/30	1,505,395
Ziggo Bond Co. B.V.(b)(d)
EUR	675,000	3.375	02/28/30	538,109
	$500,000	5.125	02/28/30	425,785

				87,444,125

Mining – 0.5%
Constellium SE(b)(d)
	2,585,000	3.750	04/15/29	2,204,333
Endeavour Mining PLC(b)(d)
	200,000	5.000	10/14/26	163,500
Freeport-McMoRan, Inc.(b)
	2,000,000	5.400	11/14/34	1,999,600
Glencore Finance Canada Ltd.(d)
	3,000,000	5.550	10/25/42	2,856,240
Glencore Funding LLC(b)(d)
	2,975,000	2.850	04/27/31	2,513,815
Novelis Corp.(b)(d)
	2,400,000	4.750	01/30/30	2,219,592
Vedanta Resources Finance II PLC(b)(d)
	200,000	9.250	04/23/26	124,000

				12,081,080

Miscellaneous Manufacturing – 0.3%
General Electric Co. Series A
	850,000	6.750	03/15/32	989,723
General Electric Co. Series D(b)(c) (3M USD LIBOR + 3.330%)
	4,477,000	5.159	12/29/49	4,203,679
Hillenbrand, Inc.(b)
	1,349,000	3.750	03/01/31	1,147,325

				6,340,727

Multi-National – 0.0%
The African Export-Import Bank(b)
	200,000	3.994	09/21/29	167,616

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Multi-National – (continued)
The Eastern & Southern African Trade & Development Bank
$200,000	4.125%		06/30/28	$ 156,514

				324,130

Office & Business Equipment(b) – 0.1%
CDW LLC/CDW Finance Corp.
1,440,000	4.125		05/01/25	1,416,384
Xerox Holdings Corp.(d)
1,055,000	5.000		08/15/25	1,019,214

				2,435,598

Oil Field Services – 2.3%
California Resources Corp.(b)(d)
2,135,000	7.125		02/01/26	2,113,458
Cenovus Energy, Inc.(b)
984,000	5.375		07/15/25	1,021,333
Cia General de Combustibles SA(d)
140,000	9.500		03/08/25	135,363
Civitas Resources, Inc(b)(d)
1,345,000	5.000		10/15/26	1,265,457
Continental Resources, Inc.(b)(d)
1,306,000	5.750		01/15/31	1,285,013
DNO ASA(b)(d)
196,690	8.375		05/29/24	192,756
330,000	7.875		09/09/26	305,662
Ecopetrol SA
450,000	4.125		01/16/25	432,225
200,000	5.875	(b)	11/02/51	145,500
EQT Corp.(b)
460,000	3.900		10/01/27	447,644
1,915,000	3.625	(d)	05/15/31	1,752,685
Gazprom PJSC via Gaz Finance PLC
400,000	2.950		01/27/29	156,000
Genel Energy Finance 4 PLC(b)(d)
200,000	9.250		10/14/25	192,500
Geopark Ltd.(b)(d)
200,000	5.500		01/17/27	170,663
Guara Norte S.a.r.l
346,376	5.198		06/15/34	283,876
Hunt Oil Co. of Peru LLC Sucursal Del Peru
421,360	6.375		06/01/28	384,965

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Kosmos Energy Ltd.(b)
$300,000	7.125%		04/04/26	$ 261,000
200,000	7.500		03/01/28	159,288
Leviathan Bond Ltd.(b)(d)
470,000	5.750		06/30/23	471,263
Lukoil Securities B.V.(d)
500,000	3.875		05/06/30	277,656
MEG Energy Corp.(b)(d)
2,480,000	7.125		02/01/27	2,571,338
1,250,000	5.875		02/01/29	1,201,825
Nabors Industries, Inc.(b)(d)
2,645,000	9.000		02/01/25	2,616,249
4,795,000	7.375		05/15/27	4,765,846
Noble Finance Co.(b)(f)
(PIK 15.000%, Cash 11.000%)
55,098	11.000	(d)	02/15/28	59,369
(PIK 15.000%, Cash 13.000%)
564,689	11.000		02/15/28	608,458
Occidental Petroleum Corp.(b)
2,180,000	8.000		07/15/25	2,399,461
2,550,000	6.625		09/01/30	2,828,944
Petroleos Mexicanos
210,000	6.490	(b)	01/23/27	190,024
290,000	6.500		03/13/27	261,986
Range Resources Corp.(b)
1,470,000	5.000		03/15/23	1,475,365
985,000	4.750	(d)	02/15/30	940,547
Saka Energi Indonesia PT
200,000	4.450		05/05/24	180,538
SEPLAT Energy PLC(b)(d)
630,000	7.750		04/01/26	529,200
ShaMaran Petroleum Corp.(b)(d)
260,000	12.000		07/30/25	249,383
Southwestern Energy Co.(b)
1,445,000	4.750		02/01/32	1,348,012
Sunoco LP/Sunoco Finance Corp.(b)
6,970,000	4.500		05/15/29	6,267,354
TechnipFMC PLC(b)(d)
3,635,000	6.500		02/01/26	3,619,551
Tiger Holdco Pte Ltd.(b)(d)(f)
212,334	13.000		06/10/23	210,211

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Transocean Poseidon Ltd.(b)(d)
	$975,938	6.875%		02/01/27	$ 895,579
Transocean, Inc.(b)(d)
	4,448,000	11.500		01/30/27	4,214,702
Tullow Oil PLC(b)
	510,000	7.000		03/01/25	413,355
USA Compression Partners LP/USA Compression Finance Corp.(b)
	4,480,000	6.875		04/01/26	4,196,595
YPF SA
	133,000	8.750		04/04/24	97,423
	262,500	8.500		03/23/25	189,541

					53,785,163

Packaging – 1.0%
ARD Finance SA(b)(f) (PIK 5.750%, Cash 5.000%)
EUR	2,648,270	5.000		06/30/27	2,029,835
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
	$523,000	6.000	(d)	06/15/27	537,968
EUR	2,531,000	3.000		09/01/29	2,134,815
	$1,463,000	4.000	(d)	09/01/29	1,265,685
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)(d)
	3,295,000	5.250		08/15/27	2,507,825
Berry Global, Inc.(b)(d)
	1,308,000	4.500		02/15/26	1,268,342
	2,000,000	5.625		07/15/27	2,020,020
LABL, Inc.(b)(d)
	1,750,000	6.750		07/15/26	1,693,580
Owens-Brockway Glass Container, Inc.(d)
	1,160,000	5.875		08/15/23	1,160,313
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(b)(d)
	1,410,000	4.000		10/15/27	1,244,762
Pactiv LLC
	2,845,000	8.375		04/15/27	2,495,975
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA(b)(d)
	290,000	3.500		08/02/28	239,486
Sealed Air Corp.(d)
	1,843,000	6.875		07/15/33	1,964,048
Trivium Packaging Finance B.V.(b)(d)
	1,075,000	5.500		08/15/26	1,061,025
	1,300,000	8.500		08/15/27	1,263,015

					22,886,694

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(b) – 1.3%
AbbVie, Inc.
	$6,650,000	3.200%		11/21/29	$ 6,338,647
AdaptHealth LLC(d)
	1,445,000	6.125		08/01/28	1,381,059
	670,000	4.625		08/01/29	597,412
	1,020,000	5.125		03/01/30	937,298
Bausch Health Cos., Inc.(d)
	2,240,000	6.125		02/01/27	1,910,160
	1,350,000	5.000		01/30/28	720,171
	1,350,000	5.250		01/30/30	699,314
Becton Dickinson & Co.
	3,200,000	2.823		05/20/30	2,925,376
Cheplapharm Arzneimittel GmbH(d)
	1,268,000	5.500		01/15/28	1,149,480
CVS Health Corp.
	4,715,000	3.750		04/01/30	4,587,223
Herbalife Nutrition Ltd./HLF Financing, Inc.(d)
	1,312,000	7.875		09/01/25	1,230,039
HLF Financing Sarl LLC/Herbalife International, Inc.(d)
	7,384,000	4.875		06/01/29	5,467,557
Organon & Co./Organon Foreign Debt Co.-Issuer BV(d)
	700,000	4.125		04/30/28	664,195
	1,950,000	5.125		04/30/31	1,826,877
Prestige Brands, Inc.(d)
	1,855,000	3.750		04/01/31	1,594,595
Teva Pharmaceutical Finance Netherlands II BV
EUR	210,000	3.750		05/09/27	199,555

					32,228,958

Pipelines – 3.8%
Buckeye Partners LP(b)
	$2,100,000	4.350		10/15/24	2,059,890
	4,636,000	3.950		12/01/26	4,316,209
	929,000	4.125		12/01/27	845,966
	1,217,000	4.500	(d)	03/01/28	1,120,942

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Cheniere Energy Partners LP(b)
$1,800,000	4.500%	10/01/29	$ 1,725,300
CNX Midstream Partners LP(b)(d)
1,210,000	4.750	04/15/30	1,037,757
CQP Holdco LP/BIP-V Chinook Holdco LLC(b)(d)
4,130,000	5.500	06/15/31	3,912,184
DCP Midstream Operating LP(d)
4,000,000	6.750	09/15/37	3,974,040
DT Midstream, Inc.(b)(d)
4,130,000	4.375	06/15/31	3,731,703
Energy Transfer LP
2,985,000	6.625	10/15/36	3,136,429
Enterprise Products Operating LLC(b)(c) (3M USD LIBOR + 2.778%)
1,000,000	4.358	06/01/67	755,810
EQM Midstream Partners LP(b)(d)
2,305,000	7.500	06/01/27	2,357,347
Genesis Energy LP/Genesis Energy Finance Corp.(b)
2,010,000	7.750	02/01/28	1,845,843
Global Partners LP/GLP Finance Corp.(b)
3,922,000	6.875	01/15/29	3,571,412
Hess Midstream Operations LP(b)(d)
990,000	5.500	10/15/30	924,838
Howard Midstream Energy Partners LLC(b)(d)
1,565,000	6.750	01/15/27	1,341,299
ITT Holdings LLC(b)(d)
3,380,000	6.500	08/01/29	2,908,591
Kinder Morgan Energy Partners LP
7,000,000	7.300	08/15/33	8,086,540
Kinetik Holdings LP(b)(d)
3,490,000	5.875	06/15/30	3,540,779
MPLX LP(b)
5,925,000	2.650	08/15/30	5,143,374
New Fortress Energy, Inc.(b)(d)
2,110,000	6.750	09/15/25	2,060,373
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(d)
2,345,000	7.500	02/01/26	2,140,844
NuStar Logistics LP(b)
2,569,000	6.375	10/01/30	2,394,257
Oleoducto Central SA(b)
490,000	4.000	07/14/27	415,214

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Plains All American Pipeline LP/PAA Finance Corp.(b)
	$3,000,000	3.600%		11/01/24	$ 2,953,410
Sabine Pass Liquefaction LLC(b)
	2,275,000	4.200		03/15/28	2,230,774
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(b)
	3,260,000	5.750		04/15/25	2,564,903
	3,370,000	8.500	(d)	10/15/26	3,190,682
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)(d)
	525,000	6.000		12/31/30	471,476
	4,485,000	6.000		09/01/31	4,045,156
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(b)
	1,910,000	4.875		02/01/31	1,806,077
The Williams Cos., Inc. Series A
	7,000,000	7.500		01/15/31	8,251,040
Venture Global Calcasieu Pass LLC(b)(d)
	3,243,000	4.125		08/15/31	2,997,181

					91,857,640

Real Estate – 0.1%
Country Garden Holdings Co. Ltd.(g)
	210,000	5.625		12/15/26	72,450
GTC Aurora Luxembourg SA(b)
EUR	250,000	2.250		06/23/26	195,521
IRSA Propiedades Comerciales SA(b)
	$540,000	8.750		03/23/23	506,250
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)(d)
	2,080,000	5.750		01/15/29	1,697,737
Redsun Properties Group Ltd.(b)
	230,000	7.300		01/13/25	20,700
The Howard Hughes Corp.(b)(d)
	734,000	4.125		02/01/29	639,791

					3,132,449

Real Estate Investment Trust(b) – 0.9%
American Tower Corp.
	2,125,000	3.950		03/15/29	2,051,156
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(d)
	600,000	5.750		05/15/26	584,958
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332(d)
	390,000	4.375		07/22/31	269,783

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(b) – (continued)
Crown Castle International Corp.
$300,000	4.150%	07/01/50	$ 260,361
Iron Mountain Information Management Services, Inc.(d)
2,395,000	5.000	07/15/32	2,160,386
MPT Operating Partnership LP/MPT Finance Corp.
3,000,000	5.000	10/15/27	2,887,650
2,680,000	3.500	03/15/31	2,311,634
SBA Communications Corp.
2,637,000	3.875	02/15/27	2,515,777
Starwood Property Trust, Inc.
2,700,000	4.750	03/15/25	2,683,179
Trust Fibra Uno
510,000	4.869	01/15/30	436,687
VICI Properties LP
2,480,000	4.750	02/15/28	2,437,071
VICI Properties LP/VICI Note Co., Inc.(d)
1,526,000	3.500	02/15/25	1,449,090
1,306,000	4.625	06/15/25	1,273,742

			21,321,474

Regional Banks – 0.0%
National Bank of Uzbekistan
200,000	4.850	10/21/25	176,163

Retailing – 1.4%
Arko Corp.(b)(d)
1,770,000	5.125	11/15/29	1,487,667
Asbury Automotive Group, Inc.(b)(d)
1,462,000	4.625	11/15/29	1,293,358
809,000	5.000	02/15/32	707,527
AutoNation, Inc.(b)
961,000	4.750	06/01/30	926,462
Beacon Roofing Supply, Inc.(b)(d)
2,560,000	4.125	05/15/29	2,268,979
Carvana Co.(b)(d)
850,000	5.500	04/15/27	559,564
1,615,000	4.875	09/01/29	966,578
eG Global Finance PLC(b)(d)
3,800,000	6.750	02/07/25	3,619,652
Eurotorg LLC Via Bonitron DAC(d)
560,000	9.000	10/22/25	270,830

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Foundation Building Materials, Inc.(b)(d)
$820,000	6.000%		03/01/29	$ 629,235
GYP Holdings III Corp.(b)(d)
1,160,000	4.625		05/01/29	946,119
InRetail Consumer(b)
400,000	3.250		03/22/28	330,700
LCM Investments Holdings II LLC(b)(d)
3,020,000	4.875		05/01/29	2,542,297
Penske Automotive Group, Inc.(b)
2,179,000	3.750		06/15/29	1,960,991
Specialty Building Products Holdings LLC/SBP Finance Corp.(b)(d)
3,446,000	6.375		09/30/26	3,067,319
SRS Distribution, Inc.(b)(d)
1,912,000	4.625		07/01/28	1,785,387
3,525,000	6.125		07/01/29	3,167,107
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)(d)
2,245,000	5.000		06/01/31	2,052,446
The Cheesecake Factory, Inc.
353,000	0.375		06/15/26	278,429
The Home Depot, Inc.(b)
1,170,000	3.350		04/15/50	1,000,256
Yum! Brands, Inc.(b)(d)
3,064,000	4.750		01/15/30	2,979,127

				32,840,030

Semiconductors(b) – 0.6%
Amkor Technology, Inc.(d)
1,398,000	6.625		09/15/27	1,382,720
Broadcom, Inc.
3,723,000	4.150		11/15/30	3,545,264
2,069,000	3.469	(d)	04/15/34	1,770,381
1,856,000	3.137	(d)	11/15/35	1,494,618
3,319,000	3.187	(d)	11/15/36	2,657,125
NXP B.V./NXP Funding LLC/NXP USA, Inc.
975,000	4.400		06/01/27	978,071
982,000	3.400		05/01/30	895,810
Qorvo, Inc.
750,000	4.375		10/15/29	697,965

				13,421,954

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(b) – 1.1%
Castle U.S. Holding Corp.(d)
	$4,104,000	9.500%	02/15/28	$ 3,408,906
Clarivate Science Holdings Corp.(d)
	3,509,000	3.875	07/01/28	3,194,839
	2,401,000	4.875	07/01/29	2,125,005
Elastic NV(d)
	1,835,000	4.125	07/15/29	1,631,737
Minerva Merger Sub, Inc.(d)
	4,765,000	6.500	02/15/30	4,313,087
Oracle Corp.
	1,405,000	3.600	04/01/50	1,022,390
Playtika Holding Corp.(d)
	3,198,000	4.250	03/15/29	2,861,954
PTC, Inc.(d)
	4,000	3.625	02/15/25	3,895
ROBLOX Corp.(d)
	1,975,000	3.875	05/01/30	1,741,022
SS&C Technologies, Inc.(d)
	850,000	5.500	09/30/27	837,021
TeamSystem SpA(d)
EUR	3,100,000	3.500	02/15/28	2,733,909
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(d)
	$1,450,000	3.875	02/01/29	1,297,794

				25,171,559

Sovereign(b)(c) – 0.2%
CoBank ACB Series I (3M USD LIBOR + 4.660%)
	5,350,000	6.250	12/29/49	5,126,209

Telecommunication Services – 1.5%
Altice France SA(b)(d)
	4,695,000	5.500	10/15/29	4,056,198
America Movil SAB de CV(b)(d)
	360,000	5.375	04/04/32	339,228
AT&T, Inc.(b)
	2,900,000	2.750	06/01/31	2,599,038
Axian Telecom(b)(d)
	250,000	7.375	02/16/27	222,500
CommScope, Inc.(b)(d)
	1,100,000	6.000	03/01/26	1,069,915
	1,430,000	7.125	07/01/28	1,186,786

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
CT Trust(b)
	$440,000	5.125%		02/03/32	$ 385,440
Digicel Group Holdings Ltd.(b)(d)(f) (PIK 3.000%, Cash 5.000%)
	646,348	8.000		04/01/25	426,590
Frontier Communications Holdings LLC(b)(d)
	873,000	5.000		05/01/28	819,965
Intelsat Jackson Holdings SA(a)
	708,000	5.500		08/01/23	—
	3,000,000	8.500		10/15/24	—
Lorca Telecom Bondco SA(b)(d)
EUR	1,525,000	4.000		09/18/27	1,426,221
Lumen Technologies, Inc.(b)(d)
	$1,450,000	5.125		12/15/26	1,320,312
Lumen Technologies, Inc. Series U
	2,870,000	7.650		03/15/42	2,241,011
MTN Mauritius Investments Ltd.
	420,000	6.500		10/13/26	415,222
Network i2i Ltd.(b)(c) (5 year CMT + 4.274%)
	360,000	5.650		12/31/99	345,528
Nokia of America Corp.
	3,000,000	6.450		03/15/29	2,834,340
Sprint Capital Corp.
	1,150,000	8.750		03/15/32	1,487,628
T-Mobile USA, Inc.(b)
	7,351,000	3.875		04/15/30	7,069,457
	1,896,000	4.500		04/15/50	1,744,017
Telecom Argentina SA(d)
	158,000	8.500		08/06/25	143,118
Telecom Italia Capital SA
	1,800,000	7.200		07/18/36	1,492,866
	1,000,000	7.721		06/04/38	826,200
Telefonica Celular Del Paraguay SA
	440,000	5.875		04/15/27	416,517
Verizon Communications, Inc.(b)
	2,800,000	3.150		03/22/30	2,640,568

					35,508,665

Toys/Games/Hobbies(b) – 0.2%
Mattel, Inc.
	2,475,000	3.150		03/15/23	2,455,646
	2,185,000	3.375	(d)	04/01/26	2,072,822

					4,528,468

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.1%
Canadian Pacific Railway Co.(b)
$1,900,000	2.450%	12/02/31	$ 1,707,131
Cargo Aircraft Management, Inc.(b)(d)
785,000	4.750	02/01/28	736,487
MV24 Capital B.V.(d)
302,226	6.748	06/01/34	276,386

			2,720,004

Trucking & Leasing(b)(d) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
2,220,000	5.500	05/01/28	2,003,550

TOTAL CORPORATE OBLIGATIONS (Cost $1,131,534,267)			$1,017,463,490

Mortgage-Backed Obligations(c) – 0.0%
Collateralized Mortgage Obligation – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M USD LIBOR + 0.190%)
$133,939	2.449%	07/25/47	$ 117,107
(Cost $51,902)

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $51,902)			$ 117,107

Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
Ivory Coast Government International Bond(d)
$450,000	6.375%	03/03/28	$ 411,750
Republic of Colombia(b)
490,000	4.125	05/15/51	322,726
Republic of Ecuador(d)(h)
57,283	0.000	07/31/30	24,141
Republic of El Salvador(g)
80,000	7.750	01/24/23	69,365
Republic of Nigeria
690,000	6.500	11/28/27	522,675
Republic of Oman
280,000	5.625	01/17/28	278,950
200,000	6.250 (d)	01/25/31	199,000

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of South Africa
$570,000	5.750%	09/30/49	$ 435,338
Republic of Turkey
260,000	6.125	10/24/28	207,480
Ukraine Government Bond
220,000	7.750	09/01/23	48,400

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $2,863,115)			$ 2,519,825

Bank Loans(c)(i) – 7.3%
Advertising – 0.0%
CMG Media Corp. (1M LIBOR + 3.500%)
$1,170,180	5.872%	12/17/26	$ 1,096,166

Aerospace & Defense – 0.2%
ADS Tactical, Inc. (1M LIBOR + 5.750%)
4,238,924	7.912	03/19/26	3,908,627

Automotive – 0.6%
First Brands Group LLC
(3M LIBOR + 5.000%)
3,317,148	8.369	03/30/27	3,149,632
(3M LIBOR + 8.500%)
2,900,000	11.871	03/30/28	2,744,125
Garrett LX I S.a.r.l.(a) (3M LIBOR + 3.250%)
2,779,000	6.060	04/30/28	2,674,788
Holley Purchaser, Inc. (3M LIBOR + 3.750%)
3,145,259	5.205	11/17/28	2,956,543
OEConnection LLC (1M LIBOR + 4.000%)
2,538,371	4.148	09/25/26	2,407,213

			13,932,301

Automotive - Parts – 0.0%
RC Buyer, Inc.(3M LIBOR + 6.500%)
800,000	8.750	07/26/29	761,000

Building & Construction Materials – 0.2%
Energize HoldCo LLC
(1M LIBOR + 3.750%)
2,319,188	6.000	12/08/28	2,162,642
(3M LIBOR + 6.750%)
1,250,000	9.000	12/07/29	1,162,500

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(i) – (continued)
Building & Construction Materials – (continued)
KKR Apple Bidco LLC (1M USD LIBOR)
$325,000	6.514%	09/21/29	$ 310,918

			3,636,060

Building Materials – 0.1%
Icebox Holdco III, Inc.
(1M LIBOR + 3.750)
1,838,963	4.250	12/22/28	1,716,212
(1M LIBOR + 6.750)
625,000	7.250	12/21/29	584,375

			2,300,587

Chemicals – 0.4%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
4,653,880	5.630	05/15/24	4,579,698
Starfruit Finco B.V. (3M LIBOR + 3.000%)
4,668,555	5.250	10/01/25	4,519,161

			9,098,859

Commercial Services – 0.3%
Anticimex International AB
(1M LIBOR + 4.000%)
2,973,270	6.120	11/16/28	2,874,171
(3M LIBOR + 3.500%)
1,993,212	4.000	11/16/28	1,915,138
Vaco Holdings LLC(a) (3M SOFR + 5.000%)
1,268,625	7.204	01/21/29	1,236,910
Verscend Holding Corp. (1M LIBOR + 4.000%)
1,351,228	6.372	08/27/25	1,313,231

			7,339,450

Computers – 0.0%
Ola Singapore PTE Ltd. (1M SOFR + 6.250%)
820,875	7.629	12/15/26	695,692

Consumer Cyclical Services – 0.1%
The Hertz Corp.
(1M LIBOR + 3.250%)
507,443	5.630	06/30/28	486,354
(1M LIBOR + 3.250%)
2,665,631	5.630	06/30/28	2,554,847

			3,041,201

Diversified Financial Services – 0.1%
Fiserv Investment Solutions, Inc. (3M LIBOR + 4.000%)
637,000	5.455	02/18/27	604,952

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(i) – (continued)
Diversified Financial Services – (continued)
Syncapay, Inc. (3M LIBOR + 6.500%)
$2,068,675	8.750%	12/10/27	$ 1,975,068

			2,580,020

Diversified Manufacturing – 0.1%
Apex Tool Group LLC (1M SOFR + 5.250%)
2,650,000	7.174	02/08/29	2,313,370

Energy-Alternate Sources – 0.1%
TerraForm Power Operating LLC (3M SOFR + 2.750%)
2,150,000	0.000	05/21/29	2,113,729

Engineering & Construction – 0.1%
Brown Group Holding LLC (1M TSFR)
1,200,000	6.077	07/02/29	1,173,252

Environmental – 0.2%
Packers Holdings LLC (1M LIBOR + 3.250%)
4,764,552	5.122	03/09/28	4,467,959

Food & Beverages – 0.0%
Sigma Bidco B.V. (3M LIBOR + 3.000%)
825,000	5.391	07/02/25	673,753

Food & Drug Retailing – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
619,375	4.872	10/10/26	585,569

Health Care - Services – 0.1%
ICON Luxembourg S.a.r.l. (3M LIBOR + 2.250%)
834,876	2.750	07/03/28	818,771
PRA Health Sciences, Inc. (3M LIBOR + 2.250%)
208,010	4.563	07/03/28	203,998
U.S. Renal Care, Inc. (1M LIBOR + 5.500%)
2,382,000	7.875	06/26/26	1,685,265

			2,708,034

Healthcare Providers & Services – 0.3%
Insulet Corp.(1M LIBOR + 3.250%)
4,627,814	5.622	05/04/28	4,519,847
RegionalCare Hospital Partners Holdings, Inc. (1M LIBOR + 3.750%)
3,200,000	6.122	11/16/25	3,016,576

			7,536,423

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(c)(i) – (continued)
Home Construction – 0.2%
Chamberlain Group, Inc. (1M LIBOR + 3.500%)
	$4,402,875	5.872%	11/03/28	$ 4,091,019

Industrial Services – 0.1%
LaserShip, Inc. (6M LIBOR + 4.500%)
	2,431,625	7.377	05/07/28	2,037,702

Leisure Time – 0.1%
Arcis Golf LLC (1M LIBOR + 4.250%)
	2,019,938	5.916	11/24/28	1,989,638

Machinery – 0.0%
Brown Group Holding LLC (1M LIBOR + 2.500%)
	986,244	4.872	06/07/28	947,495

Machinery-Diversified – 0.3%
Clark Equipment Co. (3M SOFR + 2.500%)
	349,125	4.654	04/20/29	337,925
Engineered Machinery Holdings, Inc.
(3M EURIBOR + 3.750%)
EUR	868,438	3.750	05/21/28	799,565
(3M LIBOR + 3.750%)
	$1,861,768	6.000	05/19/28	1,774,507
Vertical US Newco, Inc. (1M LIBOR + 3.500%)
	4,688,250	6.881	07/30/27	4,520,645

				7,432,642

Media - Broadcasting & Radio – 0.3%
Getty Images, Inc. (1M LIBOR + 4.500%)
	3,978,425	7.000	02/19/26	3,866,035
Grinding Media, Inc. (3M LIBOR + 4.000%)
	2,654,938	4.750	10/12/28	2,475,729

				6,341,764

Media - Cable – 0.4%
CSC Holdings LLC
(1M LIBOR + 2.250%)
	1,663,307	4.249	07/17/25	1,600,234
(1M LIBOR + 2.500%)
	3,706,828	4.499	04/15/27	3,532,310
Cumulus Media New Holdings, Inc. (6M LIBOR + 3.750%)
	602,528	4.750	03/31/26	576,167
DirecTV Financing LLC(1M LIBOR + 5.000%)
	2,401,188	7.372	08/02/27	2,262,111

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(i) – (continued)
Media - Cable – (continued)
Syndigo LLC
(6M LIBOR + 4.500%)
$2,049,063	5.250%	12/15/27	$ 1,926,119
(6M LIBOR + 8.000%)(a)
625,000	8.750	12/15/28	562,500

			10,459,441

Packaging – 0.2%
LABL, Inc.(1M LIBOR + 5.000%)
1,890,500	7.372	10/29/28	1,793,612
Pretium Packaging LLC (3M LIBOR + 4.000%)
1,194,000	4.500	10/02/28	1,116,892
Reynolds Group Holdings, Inc. (1M LIBOR + 3.250%)
1,058,875	3.354	02/05/26	1,024,906
Trident TPI Holdings, Inc.
(3M LIBOR + 4.000%)
1,825,337	6.250	09/15/28	1,732,938
(3M LIBOR + 4.000%)
162,746	6.250	09/15/28	154,508

			5,822,856

Pharmaceuticals – 0.3%
Gainwell Acquisition Corp. (3M LIBOR + 4.000%)
6,304,000	6.250	10/01/27	6,104,352

Pipelines – 0.1%
CQP Holdco LP (3M LIBOR + 3.750%)
3,316,625	6.000	06/05/28	3,213,909

Retailers – 0.1%
TruGreen LP (1M LIBOR + 8.500%)
2,650,000	10.750	11/02/28	2,491,000

Retailing – 0.2%
New Era Cap Co., Inc. (3M LIBOR + 6.000%)
1,999,688	8.455	07/13/27	1,859,709
RC Buyer, Inc. (3M LIBOR + 3.500%)
1,925,625	5.750	07/28/28	1,825,743

			3,685,452

Semiconductors – 0.0%
Allegro Microsystems, Inc.(1M LIBOR + 3.750%)
73,077	6.122	09/30/27	70,885

Services Cyclical - Business Services – 0.1%
Travelport Finance (Luxembourg) S.a.r.l.(3M LIBOR + 1.500%)
1,722,919	3.750	02/28/25	1,671,887

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(i) – (continued)
Services Cyclical - Consumer Services – 0.1%
Asurion LLC (1M LIBOR + 3.250%)
$3,275,260	5.622%	12/23/26	$ 3,071,932

Software – 0.1%
Athenahealth, Inc. (1M SOFR + 3.500%)
2,308,696	5.653	02/15/29	2,196,147

Technology - Software/Services – 1.6%
AppLovin Corp. (3M LIBOR + 3.250%)
836,990	5.500	08/15/25	814,123
Banff Merger Sub, Inc. (1M LIBOR + 3.750%)
4,304,837	6.122	10/02/25	4,136,776
Ceridian HCM Holding, Inc. (1M LIBOR + 2.500%)
2,887,500	4.166	04/30/25	2,786,438
DCert Buyer, Inc.
(1M LIBOR + 4.000%)
4,598,646	6.372	10/16/26	4,439,348
(1M LIBOR + 7.000%)
2,700,000	8.666	02/19/29	2,529,009
Endure Digital Inc. (1M LIBOR + 3.500%)
2,004,750	5.291	02/10/28	1,837,694
Epicor Software Corp.
(1M LIBOR + 3.250%)
4,028,250	5.622	07/30/27	3,831,873
(1M LIBOR + 7.750%)
1,275,000	8.750	07/31/28	1,253,325
Grab Holdings, Inc. (1M LIBOR + 4.500%)
1,465,789	6.880	01/29/26	1,316,469
Idera, Inc.
(1M LIBOR + 3.750%)
—	4.520	03/02/28	—
(1M LIBOR + 6.750%)
405,000	8.470	03/02/29	364,500
Loyalty Ventures, Inc. (1M LIBOR + 4.500%)
2,550,625	6.872	11/03/27	1,878,969
Peraton Corp. (1M LIBOR + 7.750%)
1,747,455	9.714	02/01/29	1,626,234
Taboola.com Ltd (1M LIBOR + 4.000%)
1,896,693	5.670	09/01/28	1,763,925
The Dun & Bradstreet Corp. (1M LIBOR + 3.250%)
3,473,849	5.550	02/06/26	3,375,435
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
1,604,625	6.122	05/04/26	1,558,492

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(i) – (continued)
Technology - Software/Services – (continued)
Virtusa Corp. (1M LIBOR + 3.750%)
$3,747,563	6.122%	02/11/28	$ 3,597,660

			37,110,270

Telecommunication Services – 0.2%
Intelsat Jackson Holdings S.A. (1M TSFR)
3,359,781	4.750	02/01/29	3,172,003
Level 3 Financing, Inc. (1M LIBOR + 1.750%)
2,023,967	4.122	03/01/27	1,943,008

			5,115,011

TOTAL BANK LOANS (Cost $182,720,349)			$ 173,815,454

Shares	Description	Expiration Date	Value

Rights – 0.0%
Intelsat Jackson Holdings SA
3,728	0.000%	12/05/25	$ 14,912
3,728	0.000	12/05/25	13,514

TOTAL RIGHTS (Cost $–)			$ 28,426

Units	Expiration Date	Value

Warrant* – 0.0%
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)
1,888	02/09/26	$ 126,100
Noble Corp. (Energy Equipment & Services)
5,288	02/05/28	63,456

TOTAL WARRANT (Cost $572,891)		$ 189,556

Shares	Dividend Rate	Value

Investment Companies(j) – 10.5%
Goldman Sachs Financial Square Government Fund - Class R6
78,140,089	2.062%	$ 78,140,089
Goldman Sachs Financial Square Government Fund - Institutional Shares
120,802,638	2.062	120,802,638
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
1,836,161	2.062	52,367,321

TOTAL INVESTMENT COMPANIES (Cost $236,982,347)		$ 251,310,048

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,289,541,433)		$2,319,873,317

Securities Lending Reinvestment Vehicle(j) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,574,501	2.062%	$ 8,574,501
(Cost $8,574,501)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Short-term Investments(h) – 0.4%
Commercial Paper – 0.4%
6,119,000	Dexia Credit Local SA	$ 6,081,814
3,203,000	Entergy Corp.	3,182,999

TOTAL SHORT-TERM INVESTMENTS (Cost $9,264,924)		$ 9,264,813

TOTAL INVESTMENTS – 98.1% (Cost $2,307,380,858)		$2,337,712,631

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		44,184,563

NET ASSETS – 100.0%		$2,381,897,194

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2022.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security is currently in default and/or non-income producing.

(f)	Pay-in-kind securities.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2022.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
CP	— Commercial Paper
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Athenahealth, Inc., due 02/15/29	$377,840	$372,228	$(5,612)
Icebox Holdco III, Inc., due 12/22/28	381,429	355,968	(25,461)
Trident TPI Holdings, Inc., due 09/15/28	97,043	92,131	(4,912)

TOTAL	$856,311	$820,327	$(35,985)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	23,590,555	EUR	23,138,407	10/11/22	$(180,399)

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	206	09/16/22	$42,575,050	$2,183,568
Ultra Long U.S. Treasury Bonds	511	09/21/22	80,897,687	422,998
20 Year U.S. Treasury Bonds	168	09/21/22	24,192,000	685,407
5 Year U.S. Treasury Notes	356	09/30/22	40,486,656	370,676
2 Year U.S. Treasury Notes	408	09/30/22	85,868,063	(136,732)
Euro Stoxx 50 Index	2,163	09/16/22	8,809,614	(170,136)

Total				$3,355,781

Short position contracts:
5 Year German Euro-Bobl	(73)	09/08/22	(9,540,333)	(162,006)
10 Year German Euro-Bund	(32)	09/08/22	(5,155,709)	(149,182)
Ultra 10 Year U.S. Treasury Notes	(259)	09/21/22	(33,993,750)	(510,733)
10 Year U.S. Treasury Notes	(180)	09/21/22	(21,805,313)	(202,969)

Total				$(1,024,890)

TOTAL FUTURES CONTRACTS				$2,330,891

SWAP CONTRACTS — At July 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.750%(b)	3M SOFR(c)	09/21/23		$120	$451	$551	$(101)
2.750(b)	3M SOFR(b)	09/21/24		260	520	4,729	(4,210)
2.750(b)	3M SOFR(b)	09/21/25		310	(1,152)	7,032	(8,184)
0.750(b)	6M EURO(d)	09/21/25	EUR	300	4,514	9,036	(4,522)
3M SOFR(b)	2.750%(b)	09/21/27		$10,050	150,032	(228,531)	378,563
0.750(b)	6M EURO(d)	09/21/27	EUR	160	5,004	8,823	(3,818)
2.750(b)	3M SOFR(b)	09/21/29		$1,420	(31,042)	26,411	(57,453)
3M SOFR(b)	2.750(b)	09/21/32		11,970	311,131	(414,542)	725,673
2.750(b)	3M SOFR(b)	09/21/42		160	(3,637)	1,158	(4,795)

TOTAL					$435,821	$(585,333)	$1,021,153

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2022.
(b)	Payments made at annually.
(c)	Payments made at maturity.
(d)	Payments made at semi-annually.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
8.000%, 02/01/2027	(1.000)%	12.785%	12/20/22	$550	$24,284	$17,179	$7,105

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At July 31, 2022, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
SPX Index	UBS AG (London)	$3,837.884	08/31/2022	(10,574)	$(4,058,178,542)	$(276,107)	$(274,507)	$(1,599)
SPX Index	MS & Co. Int. PLC	4,287.240	08/31/2022	(18,927)	(8,114,459,148)	(530,855)	(546,436)	15,581

TOTAL				(29,501)	$(12,172,637,690)	$(806,961)	$(820,943)	$13,981

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Automobiles – 0.4%
21,120	Thor Industries, Inc.	$ 1,781,050

Biotechnology – 1.3%
25,145	Amgen, Inc.	6,222,633

Building Products – 2.2%
45,540	A.O. Smith Corp.	2,881,316
10,935	Lennox International, Inc.	2,619,260
58,720	Masco Corp.	3,251,914
25,325	UFP Industries, Inc.	2,335,218

		11,087,708

Capital Markets – 5.0%
14,955	Ameriprise Financial, Inc.	4,036,654
7,605	BlackRock, Inc.	5,089,114
15,932	Evercore, Inc. Class A	1,592,722
8,025	FactSet Research Systems, Inc.	3,448,182
15,420	Moody’s Corp.	4,784,055
39,275	SEI Investments Co.	2,174,264
31,054	T. Rowe Price Group, Inc.	3,834,237

		24,959,228

Chemicals – 0.9%
18,511	The Sherwin-Williams Co.	4,478,551

Commercial Services & Supplies – 0.8%
101,312	Rollins, Inc.	3,907,604

Communications Equipment – 2.4%
140,435	Cisco Systems, Inc.	6,371,536
22,980	Motorola Solutions, Inc.	5,482,798

		11,854,334

Consumer Finance – 1.8%
33,105	American Express Co.	5,098,832
37,115	Discover Financial Services	3,748,615

		8,847,447

Distributors – 0.6%
8,695	Pool Corp.	3,110,202

Electric Utilities – 1.5%
89,275	NextEra Energy, Inc.	7,542,845

Electronic Equipment, Instruments & Components – 3.9%
76,045	Amphenol Corp. Class A	5,865,351
136,255	Corning, Inc.	5,008,734
9,975	Littelfuse, Inc.	2,781,728
42,570	TE Connectivity Ltd.	5,692,886

		19,348,699

Entertainment – 2.0%
124,680	Activision Blizzard, Inc.	9,968,166

Equity Real Estate Investment Trusts (REITs) – 2.5%
19,520	American Tower Corp.	5,286,602
21,695	Extra Space Storage, Inc.	4,111,636

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
64,965	Iron Mountain, Inc.	$ 3,150,153

		12,548,391

Food & Staples Retailing – 2.1%
11,581	Costco Wholesale Corp.	6,268,795
91,900	The Kroger Co.	4,267,836

		10,536,631

Food Products – 2.4%
82,245	Hormel Foods Corp.	4,057,968
24,795	Ingredion, Inc.	2,255,849
8,225	J&J Snack Foods Corp.	1,114,570
50,665	Tyson Foods, Inc. Class A	4,459,027

		11,887,414

Health Care Equipment & Supplies – 1.3%
29,180	Stryker Corp.	6,266,405

Health Care Providers & Services – 7.2%
34,050	AmerisourceBergen Corp.	4,968,917
64,730	CVS Health Corp.	6,193,366
12,450	Elevance Health, Inc.	5,939,895
11,525	Humana, Inc.	5,555,050
30,495	Quest Diagnostics, Inc.	4,164,702
26,096	The Ensign Group, Inc.	2,079,590
12,996	UnitedHealth Group, Inc.	7,048,251

		35,949,771

Hotels, Restaurants & Leisure – 1.0%
60,880	Starbucks Corp.	5,161,406

Household Products – 0.3%
7,635	WD-40 Co.	1,354,220

Insurance – 2.6%
19,770	American Financial Group, Inc.	2,642,854
15,870	Aon PLC, Class A	4,618,805
14,550	Primerica, Inc.	1,872,439
31,165	The Allstate Corp.	3,645,370

		12,779,468

IT Services – 8.0%
22,192	Accenture PLC, Class A	6,796,522
25,855	Automatic Data Processing, Inc.	6,234,158
27,002	Broadridge Financial Solutions, Inc.	4,335,171
41,010	Global Payments, Inc.	5,016,343
19,524	Jack Henry & Associates, Inc.	4,056,501
19,280	Mastercard, Inc. Class A	6,821,071
30,625	Visa, Inc. Class A	6,495,869

		39,755,635

Life Sciences Tools & Services – 2.7%
43,355	Agilent Technologies, Inc.	5,813,906
25,670	Danaher Corp.	7,482,035

		13,295,941

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 1.6%
46,640	Graco, Inc.	$ 3,132,342
26,965	Mueller Industries, Inc.	1,815,554
31,860	The Toro Co.	2,739,641

		7,687,537

Media – 3.4%
278,880	Comcast Corp. Class A	10,463,577
206,425	The Interpublic Group of Cos., Inc.	6,165,915

		16,629,492

Metals & Mining – 1.3%
15,655	Reliance Steel & Aluminum Co.	2,978,364
44,830	Steel Dynamics, Inc.	3,491,360

		6,469,724

Multiline Retail – 0.3%
7,540	Dillard’s, Inc. Class A	1,714,219

Oil, Gas & Consumable Fuels – 15.3%
33,000	Cheniere Energy Partners LP	1,665,180
19,679	Cheniere Energy, Inc.	2,943,585
2,100	Chesapeake Energy Corp.	197,757
3,700	Chevron Corp.	605,986
98,500	Crestwood Equity Partners LP	2,660,485
155,600	DCP Midstream LP	5,274,840
6,100	Diamondback Energy, Inc.	780,922
28,400	DTE Midstream, Inc.*	1,562,852
811,000	Energy Transfer LP	9,172,410
252,100	EnLink Midstream LLC	2,470,580
200,100	Enterprise Products Partners LP	5,348,673
5,300	EOG Resources, Inc.	589,466
10,200	Exxon Mobil Corp.	988,686
120,500	Genesis Energy LP	1,203,795
24,800	Hess Midstream LP Class A	754,416
21,600	Holly Energy Partners LP	366,336
20,700	Kinder Morgan, Inc.	372,393
96,000	Magellan Midstream Partners LP	4,944,000
47,600	Marathon Oil Corp.	1,180,480
232,100	MPLX LP	7,545,571
7,000	Northern Oil and Gas, Inc.	201,810
48,500	NuStar Energy LP	733,805
18,700	ONEOK, Inc.	1,117,138
15,600	Ovintiv, Inc.	797,004
44,926	PBF Logistics LP	836,971
2,900	PDC Energy, Inc.	190,501
447,200	Plains All American Pipeline LP	4,937,088
66,700	Plains GP Holdings LP Class A	746,373
100,000	Shell Midstream Partners LP	1,605,000
18,550	Sunoco LP	767,228
42,700	Targa Resources Corp.	2,950,997
16,800	TC Energy Corp.	895,776
50,000	The Williams Cos., Inc.	1,704,500
300,600	Western Midstream Partners LP	8,053,074

		76,165,678

Personal Products – 1.1%
20,475	The Estee Lauder Cos., Inc. Class A	5,591,723

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 0.5%
57,420	Perrigo Co. PLC	$ 2,404,175

Professional Services – 0.5%
32,605	Robert Half International, Inc.	2,580,360

Semiconductors & Semiconductor Equipment – 4.4%
15,979	KLA Corp.	6,128,586
26,402	Power Integrations, Inc.	2,244,434
44,575	QUALCOMM, Inc.	6,466,049
38,258	Texas Instruments, Inc.	6,843,974

		21,683,043

Software – 5.2%
14,600	Intuit, Inc.	6,660,082
24,955	Microsoft Corp.	7,005,867
86,875	Oracle Corp.	6,762,350
12,625	Roper Technologies, Inc.	5,512,959

		25,941,258

Specialty Retail – 4.7%
46,870	Best Buy Co., Inc.	3,608,521
24,780	Dick’s Sporting Goods, Inc.	2,319,160
27,160	Lowe’s Cos., Inc.	5,201,955
18,900	The Home Depot, Inc.	5,687,766
18,360	Tractor Supply Co.	3,515,573
19,105	Williams-Sonoma, Inc.	2,759,144

		23,092,119

Technology Hardware, Storage & Peripherals – 1.0%
148,211	HP, Inc.	4,948,765

Textiles, Apparel & Luxury Goods – 2.2%
24,345	Columbia Sportswear Co.	1,801,773
50,200	NIKE, Inc. Class B	5,768,984
74,038	VF Corp.	3,308,018

		10,878,775

Trading Companies & Distributors – 1.8%
80,895	Fastenal Co.	4,154,767
22,763	MSC Industrial Direct Co., Inc. Class A	1,881,590
10,879	Watsco, Inc.	2,980,302

		9,016,659

Water Utilities – 1.1%
35,275	American Water Works Co., Inc.	5,483,146

TOTAL COMMON STOCKS (Cost $357,019,776)		$482,930,422

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 2.2%
Goldman Sachs Financial Square Government Fund - Class R6
10,289,306	2.062%	$ 10,289,306
Goldman Sachs Financial Square Government Fund - Institutional Shares
363,329	2.062	363,329

TOTAL INVESTMENT COMPANIES (Cost $10,652,635)		$ 10,652,635

TOTAL INVESTMENTS – 99.5% (Cost $367,672,411)		$493,583,057

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,712,687

NET ASSETS – 100.0%		$496,295,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents affiliated funds.

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	69	09/16/22	$14,260,575	$676,754

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy and underlying funds (“Underlying Funds”) is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds’, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to. Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2022:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,288,408	$—	$—
Europe	194,923,835	—	—
North America	664,123,223	9,090,051	3,894
Fixed Income
Corporate Obligations	—	1,017,463,490	—
Mortgage-Backed Obligations	—	117,107	—
Foreign Debt Obligations	—	2,519,825	—
Bank Loans	—	169,341,256	4,474,198
Warrants	—	189,556	—
Rights	—	28,426	—
Investment Companies	251,310,048	—	—
Securities Lending Reinvestment Vehicle	8,574,501	—	—
Short-term Investments	—	9,264,813	—

Total	$1,125,220,015	$1,208,014,524	$4,478,092

Liabilities(b)
Fixed Income
Unfunded Loan Commitment	$—	$(35,985)	$—

Derivative Type

Assets(b)
Futures Contracts	$3,662,649	$—	$—
Interest Rate Swap Contracts	—	1,104,236	—
Credit Default Swap Contracts	—	7,105	—

Total	$3,662,649	$1,111,341	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(180,399)	$—
Futures Contracts(b)	(1,331,758)	—	—
Interest Rate Swap Contracts(b)	—	(83,083)	—
Written Option Contracts		(806,961)

Total	$(1,331,758)	$(1,070,443)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$19,512,388	$—	$—
North America	463,418,034	—	—
Investment Companies	10,652,635	—	—

Total	$493,583,057	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$676,754	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment. techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — A Fund may invest in companies in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Income Builder Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Funds’ investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.